Significant Accounting policies, Adoption of New and Revised International Financial Reporting Standards (Details) $ in Millions	18 Months Ended
Oct. 31, 2018 USD ($)
Cost of Obtaining Customer Contracts [Abstract]
Customer life	5 years
Top of Range [Member]
Cost of Obtaining Customer Contracts [Abstract]
Sales commission's expected amortization period	1 year
Increase / (Decrease) in Opening Retained Earnings [Member]
Estimated Impact [Abstract]
Estimated impact	$ 71
Increase / (Decrease) in Opening Retained Earnings [Member] | Cost of Obtaining Customer Contracts [Member]
Estimated Impact [Abstract]
Estimated impact	66
Increase / (Decrease) in Opening Retained Earnings [Member] | Rebillable Expenses [Member]
Estimated Impact [Abstract]
Estimated impact	0
Increase / (Decrease) in Opening Retained Earnings [Member] | Consideration Payable to customer [Member]
Estimated Impact [Abstract]
Estimated impact	5
Estimated Increase / (Decrease) in Revenue [Member]
Estimated Impact [Abstract]
Estimated impact	25
Estimated Increase / (Decrease) in Revenue [Member] | Cost of Obtaining Customer Contracts [Member]
Estimated Impact [Abstract]
Estimated impact	0
Estimated Increase / (Decrease) in Revenue [Member] | Rebillable Expenses [Member]
Estimated Impact [Abstract]
Estimated impact	2
Estimated Increase / (Decrease) in Revenue [Member] | Consideration Payable to customer [Member]
Estimated Impact [Abstract]
Estimated impact	23
Estimated Increase / (Decrease) in Operating Expenses [Member]
Estimated Impact [Abstract]
Estimated impact	5
Estimated Increase / (Decrease) in Operating Expenses [Member] | Cost of Obtaining Customer Contracts [Member]
Estimated Impact [Abstract]
Estimated impact	(20)
Estimated Increase / (Decrease) in Operating Expenses [Member] | Rebillable Expenses [Member]
Estimated Impact [Abstract]
Estimated impact	2
Estimated Increase / (Decrease) in Operating Expenses [Member] | Consideration Payable to customer [Member]
Estimated Impact [Abstract]
Estimated impact	23
Estimated Increase in Profit Before Tax [Member]
Estimated Impact [Abstract]
Estimated impact	20
Estimated Increase in Profit Before Tax [Member] | Cost of Obtaining Customer Contracts [Member]
Estimated Impact [Abstract]
Estimated impact	20
Estimated Increase in Profit Before Tax [Member] | Rebillable Expenses [Member]
Estimated Impact [Abstract]
Estimated impact	0
Estimated Increase in Profit Before Tax [Member] | Consideration Payable to customer [Member]
Estimated Impact [Abstract]
Estimated impact	$ 0
SUSE [Member]
Cost of Obtaining Customer Contracts [Abstract]
Customer life	6 years